Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
The following table provides the total share-based compensation expense included in general and administrative expenses during the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Management and director options	$—	$—	$275
Restricted shares with service condition	2,812	1,927	611
Restricted shares with service and performance condition	3,824	5,134	4,070
	$6,636	$7,061	$4,956

Schedule of management and director options activity
The management and director options activity for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Number of options	Weighted average exercise price
Balance as of January 1, 2018	8,888,053	$13.43
Forfeited	—	—
Exercised	—	—
Balance as of January 1, 2019	8,888,053	13.43
Forfeited	(393,717)	14.73
Exercised	(187,678)	10.00
Balance as of January 1, 2020	8,306,658	13.45
Forfeited	—	—
Exercised	—	—
Balance as of December 31, 2020	8,306,658	$13.45

Schedule of management and director options outstanding
The following table summarizes information about the Company’s management and director share options outstanding as of December 31, 2020:

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Weighted average exercise price	Remaining contractual life	Number of options	Weighted average exercise price
$10.00 - $10.89	4,774,694	$10.04	1.1 years	4,774,694	$10.04
$15.05 - $16.89	1,800,866	$15.92	1.3 years	1,800,866	$15.92
$20.00 - $25.05	1,731,098	$20.28	1.2 years	1,731,098	$20.28
	8,306,658	$13.45	1.2 years	8,306,658	$13.45

Schedule of restricted share award activity
Restricted share award activity for the restricted shares with only a service condition for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value
Balance as of January 1, 2018	18,209	$12.15
Granted	50,644	13.45
Vested	(44,788)	12.97
Balance as of January 1, 2019	24,065	13.35
Granted	403,360	11.10
Forfeited	(36,907)	11.31
Vested	(49,751)	12.40
Balance as of January 1, 2020	340,767	11.83
Granted	1,029,373	8.30
Forfeited	(16,434)	9.77
Vested	(182,648)	10.10
Balance as of December 31, 2020	1,171,058	$8.80

Schedule of restricted shares with a service and performance condition activity
Restricted share award activity for the restricted shares with a service and performance condition for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Number of non- vested restricted shares	Number of non- vested restricted shares probable of vesting	Weighted average grant date fair value
Balance as of January 1, 2018	1,855,379	887,203	$12.60
Granted	556,403	370,931	14.01
Forfeited	(294,977)	(4,102)	13.98
Vested	(115,757)	(115,757)	14.00
Change in estimated restricted shares considered probable of vesting	n/a	46,945	13.35
Balance as of January 1, 2019	2,001,048	1,185,220	12.80
Granted	862,176	574,784	10.95
Forfeited	(823,977)	(290,552)	11.70
Vested	(148,718)	(148,718)	11.40
Change in estimated restricted shares considered probable of vesting	n/a	(6,698)	12.92
Balance as of January 1, 2020	1,890,529	1,314,036	12.43
Granted	749,322	499,542	9.46
Forfeited	(372,476)	(39,214)	12.12
Vested	(504,440)	(504,440)	12.16
Change in estimated restricted shares considered probable of vesting	n/a	132,656	11.28
Balance as of December 31, 2020	1,762,935	1,402,580	$10.98